SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 53.2%
Basic Materials — 1.8%
$500,000	FMC Corp., 5.15%, 5/18/26	$500,576
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	97,222
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,953
535,000	Solvay Finance America LLC, 5.65%, 6/4/29(a)	542,708
		1,241,459
Communications — 1.1%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	550,350
250,000	Rogers Communications, Inc., 2.95%, 3/15/25	248,953
		799,303
Consumer, Cyclical — 6.2%
600,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.32%, 10/22/27(b)	599,650
515,000	Aptiv Swiss Holdings Ltd., 4.65%, 9/13/29	500,027
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	501,594
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	299,990
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	164,929
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.50%, 2/26/27(b)	265,522
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	403,121
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	248,733
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	602,813
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	507,598
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	250,070
		4,344,047
Consumer, Non-cyclical — 6.3%
375,000	Amgen, Inc., 5.15%, 3/2/28	377,737
475,000	CVS Health Corp., 5.00%, 2/20/26	474,628
200,000	Elevance Health, Inc., 4.90%, 2/8/26	199,848
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	249,092
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	553,509
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	522,892
525,000	HCA, Inc., 5.20%, 6/1/28	526,324
350,000	HCA, Inc., 5.38%, 2/1/25	349,780
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	246,061
480,000	Royalty Pharma Plc, 5.15%, 9/2/29	478,496
415,000	Solventum Corp., 5.45%, 2/25/27(a)	418,698
		4,397,065
Energy — 4.1%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	95,255
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	456,292

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	$379,020
500,000	Enbridge, Inc., 2.50%, 1/15/25	499,507
540,000	Energy Transfer LP, 5.25%, 7/1/29	542,706
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	502,393
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	118,498
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	249,409
		2,843,080
Financial — 28.1%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	249,298
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,012,396
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	238,137
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	118,407
750,000	Bank of America Corp., 5.08%, 1/20/27(c)	752,325
510,000	Barclays Plc, 5.30%, 8/9/26(c)	510,856
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	233,967
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.50%, 3/3/27(b)	393,282
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.20%, 6/9/27(b)	350,308
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	629,188
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	171,856
540,000	Credit Agricole SA, 1.25%, 1/26/27(a),(c)	518,369
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	499,612
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	269,791
475,000	Deutsche Bank AG, 4.16%, 5/13/25	473,684
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	575,971
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	190,764
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	284,004
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	452,514
750,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	746,229
750,000	JPMorgan Chase & Co., 4.08%, 4/26/26(c)	747,832
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	175,572
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,023,479
425,000	KeyBank NA, 4.15%, 8/8/25	422,590
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	508,970
240,000	Lloyds Banking Group Plc, 5.09%, 11/26/28(c)	240,300
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	205,948
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	423,959
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	747,206
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	650,458
765,000	Morgan Stanley, 5.05%, 1/28/27(c)	767,365
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	687,792
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	350,182
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,029,872
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 5.66%, 1/21/26(a),(b)	250,092
750,000	Truist Bank, 1.50%, 3/10/25	745,356

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	$534,319
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	598,683
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	109,694
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	407,514
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	358,756
		19,656,897
Industrial — 0.4%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	285,198

Technology — 2.9%
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	247,243
525,000	Micron Technology, Inc., 5.38%, 4/15/28	530,619
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	99,224
500,000	Oracle Corp., 3.25%, 11/15/27	480,653
295,000	Oracle Corp., 5.80%, 11/10/25	297,828
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	189,667
225,000	Western Digital Corp., 4.75%, 2/15/26	222,751
		2,067,985
Utilities — 2.3%
275,000	Ameren Corp., 1.95%, 3/15/27	258,541
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	238,762
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	240,342
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	261,529
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	308,225
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	309,917
		1,617,316

Total Corporate Bonds		37,252,350
(Cost $37,265,873)
Asset Backed Securities — 36.9%
300,000	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	300,366
450,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	450,710
65,405	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	65,711
390,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	401,356
393,898	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	395,445
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,848
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34%, 8/12/31(a)	197,864
100,000	Carmax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	96,414
380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	390,148
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	384,691

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$500,000	Carmax Auto Owner Trust, Series 2023-3, Class D, 6.44%, 12/16/30	$512,206
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	526,343
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	228,105
99,856	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	98,634
112,016	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	107,831
110,851	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	107,178
620,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	576,919
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.63%, 4/20/31(a),(b)	497,850
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	508,636
700,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	707,965
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	763,173
225,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	224,975
100,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(a)	104,771
189,326	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	187,293
408,595	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	401,280
52,541	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	52,571
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	764,255
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	559,120
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	487,950
300,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	302,836
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	528,099
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	166,797
596,000	Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31(a)	595,632
596,000	Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31(a)	594,164
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	801,536
580,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	575,354

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$350,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31(a)	$342,585
600,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	602,577
522,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	514,950
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,004,264
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	709,055
575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	588,078
275,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18%, 2/17/32(a)	269,030
385,225	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(a)	387,090
600,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(a)	606,060
375,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(a)	378,767
549,975	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	551,658
570,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	557,509
273,627	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	270,051
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	485,543
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	517,525
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.66%, 7/15/31(a),(b)	498,750
360,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	360,410
610,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	635,345
162,722	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	163,802
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	505,667
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	459,683
639,163	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	639,803
215,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	215,043

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$700,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 4/15/30(a)	$692,539

Total Asset Backed Securities		25,795,810
(Cost $25,685,515)
Collateralized Mortgage Obligations — 5.8%
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.07%, 3/25/42(a),(b)	262,498
121,444	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, (SOFR30A + 2.000%), 6.57%, 3/25/42(a),(b)	122,846
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.67%, 3/25/42(a),(b)	113,964
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.37%, 2/25/44(a),(b)	301,143
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.27%, 7/25/44(a),(b)	317,241
418,695	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	426,303
116,875	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 6.57%, 4/25/42(a),(b)	118,127
86,697	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.66%, 3/25/43(a),(b)	87,820
353,192	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.57%, 5/25/43(a),(b)	357,132
185,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 6.02%, 10/25/44(a),(b)	185,203
566,952	OBX Trust, Series 2023-NQM6, Class A1, 6.52%, 7/25/63(a)	571,928
314,335	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	317,155
328,695	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	328,421
532,111	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	538,958

Total Collateralized Mortgage Obligations		4,048,739
(Cost $4,024,644)
U.S. Government Agency Backed Mortgages — 0.4%
Fannie Mae — 0.4%
249,817	Pool #CB7160, 6.50%, 9/1/53	255,301
1,175	Series 2001-70, Class OF, (SOFR30A + 1.064%), 5.63%, 10/25/31(b)	1,183
938	Series 2009-87, Class FX, (SOFR30A + 0.864%), 5.43%, 11/25/39(b)	938
		257,422
Freddie Mac — 0.0%
895	Series 2448, Class FT, (SOFR30A + 1.114%), 5.71%, 3/15/32(b)	901

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$992	Series 2488, Class FQ, (SOFR30A + 1.114%), 5.71%, 3/15/32(b)	$1,000
83	Series 3770, Class FP, (SOFR30A + 0.614%), 5.21%, 11/15/40(b)	83
		1,984

Total U.S. Government Agency Backed Mortgages		259,406
(Cost $259,088)

Shares
Investment Company — 2.7%
1,930,023	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	1,930,023

Total Investment Company		1,930,023
(Cost $1,930,023)

Total Investments		$69,445,679
(Cost $69,324,494) — 99.2%
Other assets in excess of liabilities — 0.8%		525,953
NET ASSETS — 100.0%		$69,971,632

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Affiliated investment.
Financial futures contracts as of December 31, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	110	March 2025	$17,367	USD	$22,617,031	Barclays Capital Group
Total			$17,367

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	26	March 2025	$10,875	USD	$2,763,922	Barclays Capital Group
Total			$10,875

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar